Income Taxes - Tax expense (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
The tax expense comprises:
Current Tax	¥ 2,193,861	$ 344,265	¥ 500,952	¥ 15,018,507
Deferred Tax	151,473	23,769	295,572	37,926,132
Total	¥ 2,345,334	$ 368,034	¥ 796,524	¥ 52,944,639